Lease liabilities (Details)	3 Months Ended
	Jan. 31, 2022 USD ($) lease	Oct. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 38,778,613	$ 35,934,570
Current	4,574,570	2,868,795
Non-Current	26,007,652	26,496,074
Total	30,582,222	29,364,869
Interest expense on lease liabilities	$ 438,527
Number of modified leases | lease	1
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 6,214,226	4,517,775
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	5,164,249	4,634,401
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,255,513	3,785,984
Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,975,942	3,374,696
Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,877,365	3,311,808
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	15,291,318	16,309,906
Premises
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	38,589,759	35,726,343
Current	4,557,725	2,836,348
Non-Current	25,876,441	26,366,448
Total	$ 30,434,166	29,202,796
Number of leases | lease	1
Premises | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 6,168,522	4,468,877
Premises | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	5,120,905	4,590,357
Premises | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	4,212,169	3,741,940
Premises | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,942,280	3,332,312
Premises | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	3,857,699	3,290,786
Premises | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	15,288,184	16,302,071
Equipment
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	188,854	208,227
Current	16,845	32,447
Non-Current	131,211	129,626
Total	148,056	162,073
Equipment | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	45,704	48,898
Equipment | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	43,344	44,044
Equipment | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	43,344	44,044
Equipment | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	33,662	42,384
Equipment | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	19,666	21,022
Equipment | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 3,134	$ 7,835